Putnam VT Core Equity Fund
The fund's portfolio
3/31/25 (Unaudited)

COMMON STOCKS (98.8%)(a)
	Shares	Value
Aerospace and defense (1.2%)
Boeing Co. (The)(NON)	3,969	$676,913
Karman Holdings, Inc.(NON)	1,425	47,624
Northrop Grumman Corp.	1,192	610,316
RTX Corp.	4,542	601,633

		1,936,486
Air freight and logistics (0.3%)
FedEx Corp.	1,942	473,421

		473,421
Automobiles (1.5%)
General Motors Co.	9,180	431,735
Tesla, Inc.(NON)	7,056	1,828,633

		2,260,368
Banks (4.8%)
Bank of America Corp.	49,228	2,054,284
Citigroup, Inc.	25,167	1,786,605
Fifth Third Bancorp	9,627	377,378
Five Star Bancorp	8,695	241,721
JPMorgan Chase & Co.	9,703	2,380,146
UMB Financial Corp.	6,223	629,145

		7,469,279
Beverages (1.9%)
Coca-Cola Co. (The)	30,101	2,155,834
Molson Coors Beverage Co. Class B	13,317	810,606

		2,966,440
Biotechnology (1.9%)
AbbVie, Inc.	7,813	1,636,980
Amgen, Inc.	1,917	597,241
Regeneron Pharmaceuticals, Inc.	1,201	761,710

		2,995,931
Broadline retail (4.2%)
Amazon.com, Inc.(NON)	32,043	6,096,501
eBay, Inc.	6,672	451,895

		6,548,396
Capital markets (5.9%)
Ameriprise Financial, Inc.	4,828	2,337,283
Bank of New York Mellon Corp. (The)	20,968	1,758,586
BlackRock, Inc.	516	488,384
Goldman Sachs Group, Inc. (The)	4,238	2,315,177
Raymond James Financial, Inc.	14,270	1,982,246
TPG, Inc.	6,947	329,496

		9,211,172
Chemicals (0.7%)
DuPont de Nemours, Inc.	3,952	295,135
Eastman Chemical Co.	9,429	830,789

		1,125,924
Commercial services and supplies (0.2%)
Cintas Corp.	1,636	336,247

		336,247
Communications equipment (1.1%)
Cisco Systems, Inc.	28,591	1,764,351

		1,764,351
Consumer staples distribution and retail (3.3%)
Casey's General Stores, Inc.	837	363,291
Guardian Pharmacy Services, Inc. Class A(NON)	12,631	268,535
Kroger Co. (The)	14,174	959,438
Target Corp.	7,638	797,102
Walmart, Inc.	31,836	2,794,882

		5,183,248
Containers and packaging (0.3%)
Berry Global Group, Inc.	6,773	472,823

		472,823
Distributors (0.3%)
LKQ Corp.	11,020	468,791

		468,791
Diversified consumer services (0.1%)
Graham Holdings Co. Class B	230	220,998

		220,998
Diversified REITs (0.3%)
Armada Hoffler Properties, Inc.(R)	52,802	396,543

		396,543
Diversified telecommunication services (0.9%)
AT&T, Inc.	48,495	1,371,439

		1,371,439
Electric utilities (2.6%)
Constellation Energy Corp.	2,569	517,987
NextEra Energy, Inc.	9,709	688,271
NRG Energy, Inc.	12,261	1,170,435
PG&E Corp.	101,248	1,739,441

		4,116,134
Entertainment (1.3%)
Electronic Arts, Inc.	3,555	513,769
Universal Music Group NV (Netherlands)	25,906	715,342
Walt Disney Co. (The)	8,327	821,875

		2,050,986
Financial services (6.8%)
Apollo Global Management, Inc.	17,259	2,363,447
Berkshire Hathaway, Inc. Class B(NON)	7,452	3,968,786
Corebridge Financial, Inc.	19,546	617,067
Mastercard, Inc. Class A	6,738	3,693,233

		10,642,533
Food products (0.2%)
Hershey Co. (The)	1,405	240,297

		240,297
Ground transportation (1.1%)
Union Pacific Corp.	7,373	1,741,798

		1,741,798
Health care equipment and supplies (0.4%)
Medtronic PLC	6,353	570,881
Nyxoah SA (Belgium)(NON)	9,877	68,941

		639,822
Health care providers and services (3.9%)
Ardent Health Partners, Inc.(NON)	21,897	301,084
CVS Health Corp.	8,441	571,878
Elevance Health, Inc.	904	393,204
HCA Healthcare, Inc.	1,030	355,917
McKesson Corp.	2,623	1,765,253
Tenet Healthcare Corp.(NON)	4,620	621,390
UnitedHealth Group, Inc.	4,079	2,136,376

		6,145,102
Hotels, restaurants, and leisure (2.0%)
Bloomin' Brands, Inc.	10,506	75,328
First Watch Restaurant Group, Inc.(NON)	9,406	156,610
Hilton Worldwide Holdings, Inc.	4,217	959,578
McDonald's Corp.	3,379	1,055,498
Vail Resorts, Inc.	1,812	289,956
Viking Holdings, Ltd. (Bermuda)(NON)	15,473	615,052

		3,152,022
Household durables (0.9%)
PulteGroup, Inc.	13,121	1,348,839

		1,348,839
Household products (0.9%)
Procter & Gamble Co. (The)	8,692	1,481,291

		1,481,291
Industrial conglomerates (0.6%)
Honeywell International, Inc.	4,157	880,245

		880,245
Insurance (0.9%)
Arch Capital Group, Ltd.	8,978	863,504
Assured Guaranty, Ltd.	5,817	512,478

		1,375,982
Interactive media and services (6.6%)
Alphabet, Inc. Class C	35,565	5,556,320
Meta Platforms, Inc. Class A	8,324	4,797,621

		10,353,941
IT Services (1.7%)
Gartner, Inc.(NON)	2,079	872,639
GoDaddy, Inc. Class A(NON)	4,706	847,739
IBM Corp.	3,809	947,146

		2,667,524
Life sciences tools and services (0.5%)
Bio-Rad Laboratories, Inc. Class A(NON)	1,210	294,708
Thermo Fisher Scientific, Inc.	966	480,682

		775,390
Machinery (1.9%)
Deere & Co.	1,094	513,469
Otis Worldwide Corp.	22,158	2,286,706
Snap-On, Inc.	734	247,365

		3,047,540
Media (0.6%)
Charter Communications, Inc. Class A(NON)(S)	650	239,545
Comcast Corp. Class A	9,307	343,428
New York Times Co. (The) Class A	6,712	332,915

		915,888
Metals and mining (1.0%)
Freeport-McMoRan, Inc.	24,096	912,275
Nucor Corp.	5,911	711,330

		1,623,605
Mortgage real estate investment trusts (REITs) (0.3%)
Starwood Property Trust, Inc.(R)	23,551	465,603

		465,603
Office REITs (0.2%)
Highwoods Properties, Inc.(R)	8,314	246,427

		246,427
Oil, gas, and consumable fuels (2.7%)
Antero Resources Corp.(NON)	15,145	612,464
ConocoPhillips	12,955	1,360,534
Exxon Mobil Corp.	15,552	1,849,599
Permian Resources Corp.	28,253	391,304

		4,213,901
Passenger airlines (0.8%)
Southwest Airlines Co.	38,219	1,283,394

		1,283,394
Personal care products (0.4%)
Kenvue, Inc.	29,275	702,015

		702,015
Pharmaceuticals (3.6%)
AstraZeneca PLC ADR (United Kingdom)	5,572	409,542
Eli Lilly and Co.	2,802	2,314,200
Johnson & Johnson	9,474	1,571,168
Merck & Co., Inc.	12,047	1,081,339
Royalty Pharma PLC Class A	6,580	204,835

		5,581,084
Real estate management and development (1.7%)
CBRE Group, Inc. Class A(NON)	18,860	2,466,511
CoStar Group, Inc.(NON)	3,293	260,904

		2,727,415
Semiconductors and semiconductor equipment (8.2%)
Broadcom, Inc.	13,947	2,335,146
Intel Corp.	14,657	332,860
Lam Research Corp.	17,640	1,282,428
NVIDIA Corp.	72,323	7,838,367
Qualcomm, Inc.	6,485	996,161

		12,784,962
Software (7.9%)
Adobe, Inc.(NON)	1,584	607,512
Fair Isaac Corp.(NON)	130	239,741
Jamf Holding Corp.(NON)	5,592	67,943
Microsoft Corp.	22,858	8,580,665
NCR Voyix Corp.(NON)	7,419	72,335
Oracle Corp.	10,981	1,535,254
Salesforce, Inc.	5,010	1,344,484

		12,447,934
Specialized REITs (1.0%)
Gaming and Leisure Properties, Inc.(R)	31,494	1,603,045

		1,603,045
Specialty retail (2.0%)
Best Buy Co., Inc.	7,377	543,021
Floor & Decor Holdings, Inc. Class A(NON)	909	73,147
Home Depot, Inc. (The)	1,756	643,556
Lowe's Cos., Inc.	7,903	1,843,217

		3,102,941
Technology hardware, storage, and peripherals (6.5%)
Apple, Inc.	45,935	10,203,542

		10,203,542
Textiles, apparel, and luxury goods (0.2%)
Lululemon Athletica, Inc.(NON)	765	216,541
Nike, Inc. Class B	2,360	149,813

		366,354
Trading companies and distributors (0.5%)
United Rentals, Inc.	1,132	709,419

		709,419

Total common stocks (cost $72,833,596)		$154,838,832

INVESTMENT COMPANIES (0.9%)(a)
	Shares	Value
iShares Expanded Tech-Software Sector ETF(NON)(S)	15,427	$1,372,849

Total investment companies (cost $818,668)		$1,372,849

SHORT-TERM INVESTMENTS (1.4%)(a)
	Shares	Value
Putnam Cash Collateral Pool, LLC 4.56%(AFF)	1,472,750	$1,472,750
Putnam Short Term Investment Fund Class P 4.53%(AFF)	721,836	721,836

Total short-term investments (cost $2,194,586)		$2,194,586
TOTAL INVESTMENTS

Total investments (cost $75,846,850)		$158,406,267

WRITTEN OPTIONS OUTSTANDING at 3/31/25 (premiums $52,073) (Unaudited)
Counterparty	Expiration date/strike price	Notional amount	Contract amount	Value
Bank of America N.A.
Goldman Sachs Group, Inc. (The) (Call)	Apr-25/$645.00	$201,581	$369	$72
Barclays Bank PLC
CoStar Group, Inc. (Call)	Jun-25/85.00	260,904	3,293	9,871
Goldman Sachs International
Vail Resorts, Inc. (Call)	Jul-25/170.00	289,956	1,812	10,582
Morgan Stanley & Co. International PLC
Berkshire Hathaway, Inc. Class B (Call)	Jun-25/515.00	870,768	1,635	53,723

Total				$74,248

Key to holding's abbreviations
ADR	American Depository Receipts: Represents ownership of foreign securities on deposit with a custodian bank.
ETF	Exchange Traded Fund
Notes to the fund's portfolio
Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from January 1, 2025 through March 31, 2025 (the reporting period). Within the following notes to the portfolio, references to "Putnam Management" represent Putnam Investment Management, LLC, the fund's investment manager, an indirect wholly-owned subsidiary of Franklin Resources, Inc., references to "ASC 820" represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures and references to "OTC", if any, represent over-the-counter.
Putnam VT Core Equity Fund (the fund) is a diversified series of Putnam Variable Trust (the Trust), a Massachusetts business trust registered under the 1940 Act as an open-end management investment company.
The fund follows the accounting and reporting guidance in Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (ASC 946) and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP), including, but not limited to, ASC 946.
(a)	Percentages indicated are based on net assets of $156,641,442.
(NON)	This security is non-income-producing.
(AFF)	Affiliated company. For investments in Putnam Cash Collateral Pool, LLC and Putnam Short Term Investment Fund, the rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with any company which is under common ownership or control were as follows:
	Name of affiliate	Fair value as of 12/31/24	Purchase cost	Sale proceeds	Investment income	Shares outstanding and fair value as of 3/31/25
Short-term investments
	Putnam Cash Collateral Pool, LLC*#	$1,652,595	$11,735,788	$11,915,633	$19,716	$1,472,750
	Putnam Short Term Investment Fund Class P‡	78,709	6,167,241	5,524,114	8,049	721,836

	Total Short-term investments	$1,731,304	$17,903,029	$17,439,747	$27,765	$2,194,586
* The fund may lend securities, through its agent, to qualified borrowers in order to earn additional income. The loans are collateralized by cash in an amount at least equal to the fair value of the securities loaned. The fair value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The remaining maturities of the securities lending transactions are considered overnight and continuous. The risk of borrower default will be borne by the fund’s agent; the fund will bear the risk of loss with respect to the investment of the cash collateral. The fund receives cash collateral, which is invested in Putnam Cash Collateral Pool, LLC, a limited liability company that is managed by an affiliate of Putnam Management. Investments in Putnam Cash Collateral Pool, LLC are valued at its closing net asset value each business day. There are no management fees charged to Putnam Cash Collateral Pool, LLC and there were no realized or unrealized gains or losses during the period.
# At the close of the reporting period, the fund received cash collateral of $1,472,750 for securities loaned. The rate quoted in the security description is the annualized 7-day yield at the close of the reporting period. At the close of the reporting period, the value of securities loaned amounted to $1,430,125.
‡ Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management. There were no realized or unrealized gains or losses during the period.
(R)	Real Estate Investment Trust.
(S)	This security is on loan, in part or in entirety, at the close of the reporting period.
Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees (Trustees). The Trustees have formed a Pricing Committee to oversee the implementation of these procedures. Under compliance policies and procedures approved by the Trustees, the Trustees have designated the fund’s investment manager as the valuation designee and has responsibility for oversight of valuation. The investment manager is assisted by the fund’s administrator in performing this responsibility, including leading the cross-functional Valuation Committee (VC). The VC is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Trustees.
Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under ASC 820. If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at the average of the last reported bid and ask prices, the “mid price”, and is generally categorized as a Level 2 security.
Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
Many securities markets and exchanges outside the U.S. close prior to the scheduled close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the scheduled close of the New York Stock Exchange. Reliable prices are not readily available for equity securities in these circumstances, where the value of a security has been affected by events after the close of the exchange or market on which the security is principally traded, but before the fund calculates its net asset value. To address this, the fund will fair value these securities as determined in accordance with procedures approved by the Trustees. This includes using an independent third-party pricing service to adjust the value of such securities to the latest indications of fair value at 4:00 p.m. (Eastern Time). These securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. At the close of the reporting period, fair value pricing was used for certain foreign securities in the portfolio. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate. Short-term securities with remaining maturities of 60 days or less are valued using an independent pricing service approved by the Trustees, and are classified as Level 2 securities.
To the extent a pricing service or dealer is unable to value a security or provides a valuation that the fund’s investment manager does not believe accurately reflects the security's fair value, the security will be valued at fair value by the fund’s investment manager, which has been designated as valuation designee pursuant to Rule 2a-5 under the Investment Company Act of 1940, in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements (Master Agreements) with certain counterparties that govern OTC derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund’s custodian and, with respect to those amounts which can be sold or repledged, is presented in the fund’s portfolio.
Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.
With respect to ISDA Master Agreements, termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term or short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund’s future derivative activity.
At the close of the reporting period, the fund had a net liability position of $74,248 on open derivative contracts subject to the Master Agreements. There was no collateral posted by the fund at period end for these agreements.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund's investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund's net assets as of the close of the reporting period:
	Valuation inputs
Investments in securities:	Level 1	Level 2	Level 3
Common stocks*:
Communication services	$13,976,912	$715,342	$—
Consumer discretionary	17,468,709	—	—
Consumer staples	10,573,291	—	—
Energy	4,213,901	—	—
Financials	29,164,569	—	—
Health care	16,137,329	—	—
Industrials	10,408,550	—	—
Information technology	39,868,313	—	—
Materials	3,222,352	—	—
Real estate	4,973,430	—	—
Utilities	4,116,134	—	—

Total common stocks	154,123,490	715,342	—
Investment companies	1,372,849	—	—
Short-term investments	—	2,194,586	—

Totals by level	$155,496,339	$2,909,928	$—
	Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3
Written options outstanding	$—	$(74,248)	$—

Totals by level	$—	$(74,248)	$—
* Common stock classifications are presented at the sector level, which may differ from the fund's portfolio presentation.

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnam.com